SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee and director [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2021		2,776,778
Granted		2,002,500
Exercised		(1,340,777)
Forfeited		(593,750)
Outstanding as of June 30, 2021		2,844,751	2,776,778
Exerciable as of June 30, 2021		304,543
Weighted-average exercise price
Outstanding at January 1, 2021	[1]	$ 6.1
Granted	[1]	7.7
Exercised	[1]	4.6
Forfeited	[1]	8.1
Outstanding as of June 30, 2021	[1]	7.5	$ 6.1
Exercisable as of June 30, 2021	[1]	$ 6.0
Weighted-average remaining contractual term (in years)
Outstanding at End		4 years 9 months 18 days	3 years
Exercisable as of June 30, 2021		2 years 3 months 18 days
Aggregate intrinsic value
Outstanding at January 1, 2021	[1]	$ 4,142
Outstanding as of June 30, 2021	[1]	8,570	$ 4,142
Exercisable as of June 30, 2021	[1]	$ 1,274

[1]	In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis (See also Note 8(c))